Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Schedule of provisions
	2018	2017	2016
	£'000	£’000	£’000

Opening provision at 1 January	-	-	-
Provision recognised in the year	165	-	-
At 31 December	165	-	-